Schedule of Inventory (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Spare parts	$ 238,000	$ 242,000
Work in progress		134,000
Finished goods	709,000	1,008,000
Inventories — at lower of cost and NRV	947,000	1,384,000
Future NRG Sdn. Bhd. [Member]
Inventory [Line Items]
Spare parts	66,798	63,056
Consumables	1,978	2,020
Inventories — at lower of cost and NRV	$ 68,776	$ 65,076	$ 82,920